Lease Receivables (Future Minimum Lease Payments to be Received Under Financing Leases for Future Years) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases [Abstract]
2018	¥ 12,030
2019	9,074
2020	6,619
2021	4,383
2022	1,491
2023 and thereafter	271
Total	¥ 33,868